Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss)

20. Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2013	¥28,974	¥(9,587)	¥(53,759)	¥(1,891)	¥(36,263)

Net unrealized gains on investment in securities, net of tax of ¥(9,529) million	18,566				18,566
Reclassification adjustment included in net income, net of tax of ¥4,225 million	(7,963)				(7,963)
Defined benefit pension plans, net of tax of ¥(1,547) million		3,848			3,848
Reclassification adjustment included in net income, net of tax of ¥91 million		(278)			(278)
Foreign currency translation adjustments, net of tax of ¥(1,739) million			35,425		35,425
Reclassification adjustment included in net income, net of tax of ¥(17) million			1,503		1,503
Net unrealized gains on derivative instruments, net of tax of ¥(31) million				572	572
Reclassification adjustment included in net income, net of tax of ¥(298) million				915	915

Total other comprehensive income	10,603	3,570	36,928	1,487	52,588

Less: Other Comprehensive Income Attributable to the Noncontrolling Interest	926	213	11,019	30	12,188

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	4,099	0	4,099

Balance at March 31, 2014	¥38,651	¥(6,230)	¥(31,949)	¥(434)	¥38

Net unrealized gains on investment in securities, net of tax of ¥(15,416) million	34,914				34,914
Reclassification adjustment included in net income, net of tax of ¥8,501 million	(25,047)				(25,047)
Defined benefit pension plans, net of tax of ¥3,960 million		(14,834)			(14,834)
Reclassification adjustment included in net income, net of tax of ¥85 million		(118)			(118)
Foreign currency translation adjustments, net of tax of ¥(7,000) million			38,309		38,309
Reclassification adjustment included in net income, net of tax of ¥120 million			(1,154)		(1,154)
Net unrealized losses on derivative instruments, net of tax of ¥971 million				(2,985)	(2,985)
Reclassification adjustment included in net income, net of tax of ¥(716) million				2,424	2,424

Total other comprehensive income (loss)	9,867	(14,952)	37,155	(561)	31,509

Transaction with noncontrolling interests	0	0	96	0	96

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(1,812)	(1,734)	(4,424)	(55)	(8,025)

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	9,295	0	9,295

Balance at March 31, 2015	¥50,330	¥(19,448)	¥431	¥(940)	¥30,373

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2015	¥50,330	¥(19,448)	¥431	¥(940)	¥30,373

Net unrealized gains on investment in securities, net of tax of ¥(3,579) million	14,593				14,593
Reclassification adjustment included in net income, net of tax of ¥9,582 million	(17,714)				(17,714)
Defined benefit pension plans, net of tax of ¥2,969 million		(4,440)			(4,440)
Reclassification adjustment included in net income, net of tax of ¥(15) million		317			317
Foreign currency translation adjustments, net of tax of ¥2,921 million			(27,763)		(27,763)
Reclassification adjustment included in net income, net of tax of ¥0 million			806		806
Net unrealized losses on derivative instruments, net of tax of ¥2,037 million				(4,901)	(4,901)
Reclassification adjustment included in net income, net of tax of ¥(341) million				838	838

Total other comprehensive income (loss)	(3,121)	(4,123)	(26,957)	(4,063)	(38,264)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	24	313	(2,679)	(246)	(2,588)

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	919	0	919

Balance at March 31, 2016	¥47,185	¥(23,884)	¥(24,766)	¥(4,757)	¥(6,222)

Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2014, 2015 and 2016 are as follows:

	March 31, 2014
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥10,902	Gains on investment securities and dividends
Sales of investment securities	3,262	Life insurance premiums and related investment income
Amortization of investment securities	858	Finance revenues
Amortization of investment securities	(532)	Life insurance premiums and related investment income
Others	(2,302)	Write-downs of securities, and other

	12,188	Total before tax
	(4,225)	Tax expenses or benefits

	¥7,963	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,262	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(837)	See Note 17 “Pension Plans”
Amortization of transition obligation	(56)	See Note 17 “Pension Plans”

	369	Total before tax
	(91)	Tax expenses or benefits

	¥278	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(1,520)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(1,520)	Total before tax
	17	Tax expenses or benefits

	¥(1,503)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥39	Finance revenues/Interest expense
Foreign exchange contracts	773	Other (income) and expense, net
Foreign currency swap agreements	(2,025)	Finance revenues/Interest expense/ Other (income) and expense, net

	(1,213)	Total before tax
	298	Tax expenses or benefits

	¥(915)	Net of tax

	March 31, 2015
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥32,733	Gains on investment securities and dividends
Sales of investment securities	5,599	Life insurance premiums and related investment income
Amortization of investment securities	29	Finance revenues
Amortization of investment securities	(1,960)	Life insurance premiums and related investment income
Others	(2,853)	Write-downs of securities and other

	33,548	Total before tax
	(8,501)	Tax expenses or benefits

	¥25,047	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥978	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(717)	See Note 17 “Pension Plans”
Amortization of transition obligation	(58)	See Note 17 “Pension Plans”

	203	Total before tax
	(85)	Tax expenses or benefits

	¥118	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥1,274	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	1,274	Total before tax
	(120)	Tax expenses or benefits

	¥1,154	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥32	Finance revenues/Interest expense
Foreign exchange contracts	1,356	Other (income) and expense, net
Foreign currency swap agreements	(4,528)	Finance revenues/Interest expense/ Other (income) and expense, net

	(3,140)	Total before tax
	716	Tax expenses or benefits

	¥(2,424)	Net of tax

	March 31, 2016
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥25,673	Gains on investment securities and dividends
Sales of investment securities	6,453	Life insurance premiums and related investment income
Amortization of investment securities	(182)	Finance revenues
Amortization of investment securities	(1,584)	Life insurance premiums and related investment income
Others	(3,064)	Write-downs of securities and other

	27,296	Total before tax
	(9,582)	Tax expenses or benefits

	¥17,714	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥1,041	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(1,321)	See Note 17 “Pension Plans”
Amortization of transition obligation	(52)	See Note 17 “Pension Plans”

	(332)	Total before tax
	15	Tax expenses or benefits

	¥(317)	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(806)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(806)	Total before tax
	0	Tax expenses or benefits

	¥(806)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(27)	Finance revenues/Interest expense
Foreign exchange contracts	2,608	Other (income) and expense, net
Foreign currency swap agreements	(3,760)	Finance revenues/Interest expense/ Other (income) and expense, net

	(1,179)	Total before tax
	341	Tax expenses or benefits

	¥(838)	Net of tax

Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 “Redeemable Noncontrolling Interests.” Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.